PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the plans benefit obligations (Details) - Present value of defined benefit - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension benefits
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	$ 394,246	$ 355,410
Service costs	22,594	22,902
Interest costs	15,455	14,476
Plan participants' contributions	6,728	6,946
Actuarial (gain) loss arising from:
Demographic assumptions	(8,502)
Financial assumptions	37,943	8,681
Participant experience	4,875	1,533
Benefits and settlements paid	(16,695)	(16,125)
Other	235	423
Benefit obligations at the end of the year	456,879	394,246
Postretirement benefits
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	38,010	34,690
Service costs	1,579	1,474
Interest costs	1,535	1,438
Actuarial (gain) loss arising from:
Financial assumptions	2,903	859
Participant experience	(13,443)
Benefits and settlements paid	(467)	(451)
Benefit obligations at the end of the year	$ 30,117	$ 38,010